Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated depreciation	$ 126	$ 52
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	17,588,811	17,272,116	14,221,814
Common stock, shares outstanding	17,588,811	17,272,116	14,221,814
Series F Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0